Commitments and Contingencies (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Private label commercial revolving accounts [Member]
Financial services has various agreements to extend credit
Total Credit Limit	$ 3,946
Utilized	221
Unfunded Amount	3,725
Wholesale and dealer financing [Member]
Financial services has various agreements to extend credit
Total Credit Limit	6,240
Utilized	3,406
Unfunded Amount	$ 2,834